Corporate General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate General and Administrative Expenses
Salaries and employee benefits	$ 2,502	$ 2,848	$ 2,428
Directors' fees	341	372	383
Share-based payments	1,764	2,487	3,745
Professional fees	1,921	1,568	2,075
Office and general	2,078	2,105	1,636
Corporate general and administrative expenses	$ 8,606	$ 9,380	$ 10,267